REVENUE (Tables)	12 Months Ended
Sep. 30, 2024
Revenue [abstract]
Disclosure of detailed information about revenues
Revenue for the year ended September 30, 2024 and thirteen months ended September 30, 2023 is disaggregated as follows:

	YEAR ENDED	THIRTEEN MONTHS ENDED
	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Recreational wholesale revenue (Canadian)	$230,387	$209,001
Direct to patient medical and medical wholesale revenue (Canadian)	1,732	3,584
International wholesale (business to business)	9,651	18,874
Wholesale to licensed producers (Canadian)	5,310	2,129
Other revenue	97	59
Gross revenue	$247,177	$233,647
Excise taxes	(87,336)	(72,008)
Net revenue	$159,841	$161,639